Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other assets and receivables [Line Items]
Real estate held for own use and equipment	€ 200	€ 236
Real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Real estate held for own use and equipment	56	66
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Real estate held for own use and equipment	€ 144	€ 170